Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000121227
Account Value [Line Items]
Line Graph and Table Measure Name	Persimmon Long/Short Fund Class I
Account Value	$ 10,000	$ 16,963	$ 13,034	$ 12,126	$ 12,947	$ 11,491	$ 10,895	$ 11,680	$ 11,031	$ 10,224	$ 10,226
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 10,000	$ 14,095	$ 12,658	$ 12,064	$ 12,344	$ 10,484	$ 10,526	$ 10,675	$ 10,487	$ 9,718	$ 9,705